Schedule I—Condensed Financial Information of the Company - Schedule of Statements of Income and Comprehensive Income (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Statements of Income and Comprehensive Income [Line Items]
General and administrative expenses	¥ (34,232)	$ (4,690)	¥ (11,018)	¥ (11,318)
Selling expenses	(11,927)	(1,634)	(13,627)
Interest income	353	48	1,201	5
Others, net	13,028	1,785	17,009	17,495
Equity in earnings of subsidiaries and an affiliate	487,738	66,821	286,912	94,090
Net Income attributable to the Company’s shareholders	454,960	62,330	280,477	100,272
Other comprehensive income (loss):
Foreign currency translation adjustments	1,688	231	2,249	3,728
Unrealized net (loss) gains on available-for-sale investments	(11,418)	(1,564)	2,458	(1,919)
Share of other comprehensive gain of affiliates				4,688
Comprehensive income attributable to the Company’s shareholders	¥ 445,230	$ 60,997	¥ 285,184	¥ 106,769